LEASES Q - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
2025	$ 1,428
2026	4,613
2027	4,111
2028	3,522
2029	429
Total future minimum lease payments	14,103
Less: Interest	2,795
Total lease liability	$ 11,308	$ 10,229